Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties

NOTE 9. RELATED PARTIES

Revenue, Direct Costs of Revenue and Accounts Receivable

Our main sources of income are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue, direct costs of revenue and receivables associated with transactions with properties where certain of our officers have, or we have, an ownership interest in, or can significantly influence decision-making on behalf of the property, are considered related-party transactions. The amounts and balances related to these transactions for the periods presented are as follows:

	For the Three Months Ended March 31,
Related party:	2013	2012
Revenue	$368,754	$673,551
Direct costs of revenue	149,539	108,645

Related party:	As of March 31, 2013	As of December 31, 2012
Accounts receivable	$593,115	$804,281

BOCO Investments, LLC

BOCO Investments, LLC (“BOCO”), a private investment company, has provided various financial services to us. Brian L. Klemsz, who serves on our Board of Directors, is the Chief Investment Officer of BOCO.

NexCore Group LP, our consolidated subsidiary, has a contract with WestMountain Asset Management, Inc. (“WMAM”), a marketing and media consulting and asset management firm, under which WMAM provides marketing consulting services to us for approximately $6,000 per month. Mr. Brian Klemsz, one of our Directors, serves as Treasurer and Director for WMAM. During the three months ended March 31, 2013 and 2012, we paid WMAM $18,000 and $0, respectively. As of March 31, 2013 and December 31, 2012, there were no amounts due to WMAM.

NexCore Partners Inc.

As of March 31, 2013 and 2012, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of March 31, 2013, we owned 90% of the consolidated entity, NexCore Real Estate LLC. NexCore Partners Inc. owned the remaining 10% of each entity, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Condensed Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

NOTE 12. RELATED PARTIES

Revenue, Direct Costs of Revenue and Accounts Receivable

Our main sources of income are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue, direct costs of revenue and receivables associated with transactions with properties where certain of our officers have, or we have, an ownership interest in, or can significantly influence decision-making on behalf of the property, are considered related-party transactions. The amounts and balances related to these transactions for the periods presented are as follows:

	For the Year Ended December 31,
Related party:	2012	2011
Revenue	$11,000,706	$8,342,278
Direct costs of revenue	511,692	443,715

	As of December 31,
Related party:	2012	2011
Accounts receivable	$804,281	$3,355,171

BOCO Investments, LLC

BOCO, a private investment company, provided financing to our predecessor company, CapTerra, and continues to provide various financial services to us. Brian L. Klemsz, who serves on our Board of Directors, is the Chief Investment Officer of BOCO.

NexCore Group LP, our consolidated subsidiary, had a revolving line of credit with BOCO which matured in July 2012. There was no outstanding balance on this line of credit as of December 31, 2011.

NexCore Group LP has a contract with WestMountain Asset Management, Inc., whereby they provide marketing consulting services to us for approximately $6,000 per month. During the years ended December 31, 2012 and 2011, we paid $73,500 and $6,072, respectively. As of December 31, 2012, there was no amounts due to them and as of December 31, 2011, $6,000 was payable to them.

Transfer of Assets

As discussed in Note 3, on March 25, 2011, we transferred our interests in nine subsidiaries holding non-medical real estate assets to CDA, a subsidiary of BOCO, in exchange for CDA assuming our related party debt with BOCO and GDBA, and the credit facility with First Citizens Bank. The related party debt that was assumed by CDA was no longer an obligation of ours as of March 25, 2011.

Guaranties

We executed project completion guaranties with US Bank and Wells Fargo on behalf of subsidiaries owned by our unconsolidated affiliate, Venture I, in connection with construction loans for three development projects during 2010 and 2011. The guaranty agreements unconditionally guaranteed the banks that the projects would be completed, all costs would be paid, and that each property would be free and clear of all liens prior to the release of its specific guaranty. Additionally, an entity owned by related parties executed limited payment guaranties with US Bank and Wells Fargo related to those construction loans and the completion guaranties for which it received fees upon completion of the projects. Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross (our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively) agreed, subject to certain limitations, to indemnify the related party entity if it had been required to make payment under these limited payment guaranties. As of December 31, 2012, the three projects were completed and the associated guaranties were released.

NexCore Partners Inc.

As of December 31, 2012 and 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. Additionally, as of December 31, 2012, we owned 90% of the consolidated entity, NexCore Real Estate LLC. NexCore Partners Inc. owned the remaining 10%, which was classified as permanent equity in accordance with GAAP and was reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc. is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.